Financial Investments	12 Months Ended
Dec. 31, 2025
Financial Investments [Abstract]
FINANCIAL INVESTMENTS
8.	FINANCIAL INVESTMENTS

The Group’s financial investments consist of trading securities, held-to-maturity investments and other financial investments.

Trading securities

As of December 31, 2025, the Group’s trading securities mainly consisted of investments in marketable debt or equity assets held by the Group with the intention of selling them in the near future to earn a profit through price fluctuations. The Group measured the trading securities at fair value in the consolidated income statement. As of December 31, 2024 and 2025, the cost of trading securities was RMB76,281 and RMB6,993, and the fair value of such investments was RMB77,426 and RMB4,474, respectively. Changes in fair value of trading securities, for the years ended December 31, 2023, 2024 and 2025 were RMB(4,479), RMB5,623 and RMB(3,663), respectively, recorded in the consolidated income statement.

Held-to-maturity investments

As of December 31, 2025, the Group’s held-to-maturity investments mainly consisted of principal-guaranteed products that have stated maturity within one year. While these fixed-income financial products are not publicly traded, the Group estimated that their fair value approximated their amortized costs considering their short-term maturities and high credit quality. No allowance for credit loss was recognized for the years ended December 31, 2023, 2024 and 2025.

As of December 31, 2024 and 2025, the amortized costs of held-to-maturity investments was RMB6,587 and RMB19,460, respectively. Investment income of held-to-maturity investments of RMB21,294, RMB5,908 and RMB95 was recognized in the consolidated statements of operations for the years ended December 31, 2023, 2024 and 2025, respectively.

Other financial investments

As of December 31, 2025, the Group’s other financial investments mainly consisted of investments in debt securities, bank wealth management products and private funds. These other financial investments represent funds deployed to diversify the Group’s investment portfolio that are not classified as trading or held-to-maturity securities. The Group measured the other financial investments at fair value, changes in fair value for those qualifying as debt securities under applicable accounting standards are deferred in other comprehensive income/(loss). Changes in fair value of all other non-debt financial investments are recognized in the consolidated statements of operations in the period incurred.

As of December 31, 2024 and 2025, the cost of other financial investments was RMB308,410 and RMB449,410, and the fair value of such investments was RMB353,190 and RMB459,766, respectively.

For the years ended December 31, 2023, 2024 and 2025, changes in fair value of other financial investments qualifying as debt securities, net of tax, were RMB17,813, RMB33,457 and RMB(41,116), respectively, and were recorded in other comprehensive income/(loss). For the same periods, realized gains/(losses) on other financial investments of RMB(3,203), RMB12,864 and RMB465 were recognized in the consolidated statements of operations, respectively. For the years ended December 31, 2023, 2024 and 2025, impairment losses of nil, nil and RMB7,000 were recognized, respectively.